EQUITY	12 Months Ended
Dec. 31, 2022
EQUITY.
EQUITY
18.	EQUITY
Invested capital
The consolidated financial statements were prepared in accordance with principles described in Note 2. No share capital is presented for the 2020 historical periods. Invested capital is derived by aggregating the net assets of the Bitdeer Business’s direct and indirect subsidiaries and the net assets of the Bitdeer business activities conducted in direct and indirect subsidiaries of Bitmain as well as BTC. Invested capital also includes changes in reserve due to the effect of foreign currency translation adjustments and capital funding. For the year ended December 31, 2021, invested capital includes the net assets of the activities Bitdeer Business conducted in direct and indirect subsidiaries of Bitmain between January 1, 2021 and January 26, 2021, as well as BTC between January 1, 2021 and April 15, 2021. The balance of invested capital was reclassified to other reserve upon completion of the Reorganization.
Issued share capital
The authorized share capital of the Group is US$50,000 divided into: (i) 497,354,466,516 ordinary shares with a par value of US$0.0000001 each, (ii) 461,033,549 Series A preferred shares with a par value of US$0.0000001 each, (iii) 870,232,230 Series B preferred shares with a par value of US$0.0000001 each, and (iv)1,314,267,705 Series B+ preferred shares with a par value of US$0.0000001 each.
In August 2021, The Group divided the 497,354,466,516 ordinary shares into (i) 491,722,670,897 Class A ordinary shares, each with a par value of US$0.0000001 and 1 vote on all matters in any shareholders meeting of the Group and (ii) 5,631,795,619 Class B ordinary shares, each with a par value of US$0.0000001 and 10 votes on all matters in any shareholders meeting of the Group. All issued and outstanding Series A, Series B and Series B+ preferred shares remain the same and unchanged. In connection with the division of ordinary shares, the Group redesignated the 5,631,795,619 ordinary shares held by Victory Courage Limited, an entity controlled by the Chairman of the Board of Directors of the Group, as Class B ordinary shares, and the remaining outstanding ordinary shares held by various shareholders as Class A ordinary shares.
Each share of Class A ordinary shares, Series A preferred shares, Series B preferred shares and Series B+ preferred shares is granted 1 vote and each share of Class B ordinary shares is granted 10 votes. All classes of shares are entitled to dividend and rank pari passu except for voting rights.

	Class A Ordinary Shares	Amount in USD	Class B Ordinary Shares	Amount in USD
At January 1, 2021, shares issued and outstanding	—	—	—	—
Share allotment upon Reorganization	10,016,592,322	1,002	—	—
Redesignation of ordinary shares	(5,631,795,619)	(563)	5,631,795,619	563
At December 31, 2021, shares issued and outstanding	4,384,796,703	439	5,631,795,619	563
At December 31, 2022, shares issued and outstanding	4,384,796,703	439	5,631,795,619	563

	Series A Preferred Shares	Amount in USD	Series B Preferred Shares	Amount in USD	Series B+ Preferred Shares	Amount in USD
At January 1, 2021, shares issued and outstanding	—	—	—	—	—	—
Share allotment upon Reorganization	461,033,549	46	870,232,230	87	1,314,267,705	131
At December 31, 2021, shares issued and outstanding	461,033,549	46	870,232,230	87	1,314,267,705	131
At December 31, 2022, shares issued and outstanding	461,033,549	46	870,232,230	87	1,314,267,705	131
The shares allotted to shareholders pursuant to the Reorganization were charged to reserve.
Retained earnings
The Group’s retained earnings include the result of the Group’s operations for the years ended December 31, 2021 and 2022 excluding the activities Bitdeer Business conducted in direct and indirect subsidiaries of Bitmain and BTC, which were included in invested capital as discussed above.
Reserves
The Group’s reserves include the following:
(i)
Share premium, which effectively represents the share subscription amount paid over the par value of the shares. The application of the share premium account is governed by Section 34 of the Companies Law, Cap. 22 (Law 3 of 1961, as consolidated and revised) of the Cayman Islands as amended, supplemented or otherwise modified from time to time.

(ii)	Invested capital reclassified upon completion of the Reorganization.
(iii)
All foreign exchange differences arising from the translation of the financial statements of foreign operations, excluding the effects resulting from the activities the Bitdeer Business conducted in direct and indirect subsidiaries of Bitmain and BTC, which were included in invested capital.

(iv)	The value of the conversion option of the equity component embedded in the convertible debt.
(v)	The accumulated share-based payment expenses.
Capital management
The Group’s primary objective in terms of managing capital is to
•
safeguard the Group’s ability to continue as a going concern, so that it can continue to provide returns for shareholders and benefits for other stakeholders, mainly by pricing products and services commensurate with the level of risk.

•	To support the Group’s stability and growth
•	To provide capital for the purpose of strengthening the Group’s risk management capability
The Group’s business and financial condition are highly correlated with the market price of cryptocurrencies. For the years ended December 31, 2020, 2021 and 2022, the Group’s revenue is substantially generated from cryptocurrency-related operations. The Group has adopted various measures to minimize the risk associated with the fluctuation in the market price of cryptocurrencies, specifically, the Group has implemented an internal strategy requiring prompt conversion of all the cryptocurrencies received from ordinary operations into fiat currencies.
In order to maintain or adjust the capital structure, the Group reviews and manages its capital structure actively and regularly to ensure optimal capital structure and shareholder returns, taking into account the future capital requirements of the Group and capital efficiency, prevailing and projected profitability, projected operating cash flows, projected capital expenditures and projected strategic investment opportunities.
The Group is not subject to externally imposed capital requirements.